General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Abstract]
Professional services		$ 1,486	$ 1,085	$ 372
Share-based compensation		1,909	3,513	1,849
Salaries and social benefits	[1]	1,011	837	74
Insurance		511	1,174	68
Traveling abroad		164	165	50
Others		633	362	92
Total general and administrative expenses		$ 5,714	$ 7,136	$ 2,505

[1]	During 2023, 2022 and 2021 the Company paid to pension funds and to insurance companies an amount of $104 thousand, $85 thousand and $14 thousand which are included in Company’s salary expenses under research and development and general and administrative expenses, respectively.